Commitments and Contingencies (Details Textual) - USD ($)	3 Months Ended		9 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Commitments and contingencies (Textual)
Rental expenses under operating leases	$ 94,877	$ 93,394	$ 513,472	$ 164,209
Agency fee of first year	924,860		924,860
Agency fee of second year	1,541,433		1,541,433
Advertising agency fee	462,430		462,430
Xinhua New Media Co. Ltd [Member]
Commitments and contingencies (Textual)
Agency fee of first year	924,860		924,860
Agency fee of second year	$ 1,500,000		$ 1,500,000
Expiration date of agreement			Dec. 31, 2020